Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Schedule of financial position relating to leases

	Year Ended
	December 31,	December 31,	December 31,
In thousands of $	2022	2021	2020
Right-of-use assets
Buildings	$10,867	$9,688	$7,677
Vehicles	1,835	1,664	1,513
Equipment	196	230	264
	$12,897	$11,583	$9,454

Lease liabilities
Current	$3,417	$3,509	$3,476
Non-current	9,009	7,956	6,181
	$12,426	$11,465	$9,657

Schedule of maturity analysis of the lease liabilities

(in thousands of $)	Less than 1 year	1-3 years	3-5 years	More than 5 years	Total contractual cash flows	Carrying amount
Lease liabilities	$3,408	$4,784	$3,043	$1,167	$12,402	$12,426

Schedule of total lease liabilities recognized in our statement of financial position

	Year Ended
	December 31,
In thousands of $	2022	2021	2020
Depreciation charges
Buildings	$2,179	$2,714	$2,262
Vehicles	735	651	441
Equipment	35	34	32
	$2,949	$3,399	$2,735

Interest expense (included in finance cost)	$1,343	$412	$201
Expense relating to short-term leases	732	212	264
Expense relating to leases of low-value assets that are not shown above as short-term leases	21	7	6